Inventories- segmentation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Inventories
Inventories	R 29,364	R 25,374
Inventory write-down	234	470
Inventories encumbered	4,099	3,165
Inventories held at net realizable value	1,348	3,015
Mining
Inventories
Inventories	1,661	1,514
Exploration And Production International
Inventories
Inventories	144	155
Energy
Inventories
Inventories	7,680	6,912
Base Chemicals
Inventories
Inventories	6,682	5,975
Performance Chemicals
Inventories
Inventories	13,162	10,762
Group Functions
Inventories
Inventories	R 35	R 56